Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Recoverables	The following table provides details of the reinsurance recoverables balance as of the dates indicated:

	2022	2021
Ceded future policyholder benefits and expense	$355.1	$333.0
Ceded unearned premium	2.0	2.2
Ceded claims and benefits payable	101.8	100.2
Ceded paid losses	0.3	0.3
Total	$459.2	$435.7

Schedule of Reinsurance Recoverable

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$350.4	$2.0	$101.9	$0.3	$454.6
B++ or B+	5.1	—	—	—	5.1
Total	355.5	2.0	101.9	0.3	459.7
Less: Allowance	(0.4)	—	(0.1)	—	(0.5)
Total Reinsurance recoverable	$355.1	$2.0	$101.8	$0.3	$459.2
The following table presents the reinsurance recoverable from John Hancock, Sun Life, Talcott Resolution, and other reinsurers as of December 31, 2022 and 2021.

	Years Ended December 31,
Reinsurer	2022	2021
John Hancock	$436.5	$410.2
Sun Life	17.4	20.1
Talcott Resolution	4.9	5.0
Other reinsurers	0.4	0.4
Total	$459.2	$435.7

Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred
The effect of reinsurance on premiums earned and benefits incurred was as follows for the period indicated:

	Years Ended December 31,
	2022			2021			2020
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$7.0	$0.4	$7.4	$8.1	$0.6	$8.7	$7.7	$2.0	$9.7
Premiums ceded	(7.0)	(0.1)	(7.1)	(8.1)	(0.1)	(8.2)	(7.7)	(1.4)	(9.1)
Net earned premiums	$—	$0.3	$0.3	$—	$0.5	$0.5	$—	$0.6	$0.6
Direct policyholder benefits	$46.5	$1.4	$47.9	$35.3	$0.5	$35.8	$26.5	$2.8	$29.3
Policyholder benefits ceded	(46.5)	(0.9)	(47.4)	(35.3)	(0.3)	(35.6)	(26.5)	(2.4)	(28.9)
Net policyholder benefits	$—	$0.5	$0.5	$—	$0.2	$0.2	$—	$0.4	$0.4